Equity	3 Months Ended
Jan. 31, 2026
Disclosure of classes of share capital [abstract]
Equity
Note 6: Equity
Preferred and Common Shares Outstanding and Other Equity Instruments (1)

(Canadian $ in millions, except as noted)			January 31, 2026			October 31, 2025
	Number		Dividends declared	Number		Dividends declared
	of shares	Amount	per share (2)	of shares	Amount	per share (2)	Convertible into
Preferred Shares – Classified as Equity
Class B – Series 44	16,000,000	$400	$0.43	16,000,000	$400	$1.70	Class B - Series 45	(3) (4)
Class B – Series 50	500,000	500	–	500,000	500	73.73	Not convertible	(4)
Class B – Series 52	650,000	650	–	650,000	650	70.57	Not convertible	(4)
Preferred Shares – Classified as Equity		$1,550			$1,550
							Recourse to
Other Equity Instruments
4.800% Additional Tier 1 Capital Notes (AT1 Notes)		$658			$658		–	(4) (5) (6)
4.300% Limited Recourse Capital Notes, Series 1 (LRCNs, Series 1) (7)		–			1,250	–		(6)
5.625% Limited Recourse Capital Notes, Series 2 (LRCNs, Series 2)		750			750	Preferred Shares Series 49		(4) (6) (8)
7.325% Limited Recourse Capital Notes, Series 3 (LRCNs, Series 3)		1,000			1,000	Preferred Shares Series 51		(4) (6) (8)
7.700% Limited Recourse Capital Notes, Series 4 (LRCNs, Series 4)		1,356			1,356	Preferred Shares Series 53		(4) (6) (8)
7.300% Limited Recourse Capital Notes, Series 5 (LRCNs, Series 5)		1,023			1,023	Preferred Shares Series 54		(4) (6) (8)
6.875% Limited Recourse Capital Notes, Series 6 (LRCNs, Series 6)		1,369			1,369	Preferred Shares Series 55		(4) (6) (8)
Other Equity Instruments		6,156			7,406
Preferred Shares and Other Equity Instruments		7,706			8,956
Common Shares	706,195,754	$23,708	$1.67	708,905,679	$23,359	$6.44		(9) (10) (11) (12)
(1)For additional information refer to Notes 16 and 20 of our annual consolidated financial statements for the year ended October 31, 2025.
(2)Represents year-to-date dividends declared per share as at reporting date. Non-cumulative dividends on preferred shares are payable quarterly as and when declared by the Board of Directors, except for Class B – Series 50 and 52 preferred share dividends, which are payable semi-annually.
(3)If converted, the holders have the option to convert back to the original preferred shares on subsequent redemption dates, subject to certain conditions.
(4)The instruments issued include a NVCC provision, which is necessary for the preferred shares, AT1 Notes and by virtue of the recourse to the Preferred Shares Series 49, Preferred Shares Series 51, Preferred Shares Series 53, Preferred Shares Series 54 and Preferred Shares Series 55 (collectively, the LRCN Preferred Shares) for LRCNs, Series 2, Series 3, Series 4, Series 5 and Series 6 (collectively, the LRCNs), respectively, to qualify as regulatory capital under Basel III. As such, they are convertible into a variable number of our common shares if OSFI announces that the bank is, or is about to become, non-viable or if a federal or provincial government in Canada publicly announces that the bank has accepted or agreed to accept a capital injection, or equivalent support, to avoid non-viability. In such an event, each preferred share, including the LRCN Preferred Shares and AT1 Notes, is convertible into common shares pursuant to an automatic conversion formula and a conversion price based on the greater of: (i) a floor price of $5.00 and (ii) the current market price of our common shares based on the volume weighted average trading price of our common shares on the TSX. The number of common shares issued is determined by dividing the value of the preferred share or other equity instrument, including declared and unpaid dividends, by the conversion price and then applying the multiplier.
(5)The notes had an initial interest rate of 4.800% and reset on August 25, 2024 to 6.709%.
(6)The rates represent the annual interest rate percentage applicable to the notes issued as at the reporting date.
(7)On November 12, 2025, we redeemed the $1,250 million 4.300% Limited Recourse Capital Notes, Series 1 (NVCC) and the corresponding $1,250 million Preferred Shares Series 48.
(8)Non-deferrable interest is payable semi-annually on the LRCNs, Series 2 and Series 3, and quarterly on the LRCNs, Series 4, Series 5 and Series 6 at the bank’s discretion. Non-payment of interest will result in a recourse event, with the noteholders’ sole remedy being the holders’ proportionate share of trust assets, which comprises the LRCN Preferred Shares, each series of which is issued concurrently with the corresponding LRCNs and are eliminated on consolidation. In such an event, the delivery of the trust assets will represent the full and complete extinguishment of our obligations under the LRCNs. In circumstances where the LRCN Preferred Shares are converted into common shares of the bank under the NVCC provision, the LRCNs would be redeemed and the noteholders’ sole remedy would be their proportionate share of trust assets, which would then comprise common shares of the bank received by the trust on conversion.
(9)The stock options issued under the Stock Option Plan are convertible into 5,854,625 common shares as at January 31, 2026 (5,699,134 common shares as at October 31, 2025) of which 2,706,330 are exercisable as at January 31, 2026 (2,245,942 as at October 31, 2025).
(10) During the three months ended January 31, 2026, we issued 608,909 common shares under the Stock Option Plan (474,410 common shares during the three months ended January 31, 2025).
(11) Common shares are net of 42,560 treasury shares as at January 31, 2026 (nil treasury shares as at October 31, 2025).
(12) As part of the acquisition of Burgundy on November 1, 2025, we issued 2,723,726 common shares with an aggregate value of $481 million to shareholders of Burgundy. Refer to Note 13 for more information.
Other Equity Instruments
The AT1 Notes and existing LRCNs are compound financial instruments that have both equity and liability features. On the date of issuance, we assigned an insignificant value to the liability components of both instruments and, as a result, the full amount of proceeds has been classified as equity and forms part of our additional Tier 1 Capital. Distributions on the AT1 Notes and LRCNs are recognized as a reduction in equity when payable. The AT1 Notes and LRCNs are subordinate to the claims of the depositors and certain other creditors in right of payment.
Common Shares
We have a normal course issuer bid (NCIB) to purchase up to 30 million of our common shares for cancellation which commenced on September 5, 2025 and ending no later than September 4, 2026. The timing and amount of purchases under the NCIB are determined by management, based on factors such as market conditions and capital levels. During the three months ended January 31, 2026, we purchased for cancellation 6 million common shares under the NCIB, at an average price of $178.05 per share for a total amount of $1,088 million, including tax. The bank has purchased a total of 11.8 million common shares for cancellation under the NCIB as at January 31, 2026.
Shareholder Dividend Reinvestment and Share Purchase Plan
Until further notice, common shares under the Shareholder Dividend Reinvestment and Share Purchase Plan will be purchased on the open market without a discount.